SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders	$ (3,966,484)	$ (4,759,728)	$ (4,555,193)	$ (4,085,660)	$ (4,172,865)	$ (4,671,686)	$ (13,281,405)	$ (12,930,211)	$ (18,109,457)	$ (62,197,484)
Add: interest expense on convertible debt				22,438				27,863	47,075	24,954
Add: amortization of debt discount				78,149				90,767
Add (less) loss (gain) on settlement of debt								(3,992)	0	(3,992)
Add (less) loss (gain) on change of derivative liabilities								(3,595)	(3,595)	(372,214)
Net income (loss) adjusted for common stock equivalents	$ (3,966,484)			$ (3,985,073)			$ (13,281,405)	$ (12,819,168)	$ (18,065,977)	$ (62,544,744)
Weighted average shares - basic	7,294,775,879			5,140,405,652			6,606,988,956	4,969,080,716	5,091,857,082	4,029,658,082
Net income (loss) per share – basic	$ (0.00)			$ (0.00)			$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Convertible Debt
Preferred shares
Warrants
Total
Weighted average shares – diluted	7,294,775,879			5,140,405,652			6,606,988,956	4,969,080,716	5,091,857,082	4,029,658,082
Net income (loss) per share – diluted	$ (0.00)			$ (0.00)			$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)